GOING CONCERN (Details) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenues		$ 164,180	$ 164,333
Working capital deficit				(2,000)
Net income (loss)	$ (3,312)	21,721	21,376	(4,312)
Retained earnings (accumulated deficit)		$ 16,285	$ 16,285	$ (5,091)